ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED LIABILITIES
Schedule of accrued liabilities

	December 31,	December 31,
	2022	2021
Current
Goods or services received awaiting vendor invoices	$3,139	2,045
Land and water fees	—	1,795
Payroll related	2,532	1,244
Accrued interest on Credit Facility (note 22)	1,660	—
Restricted share units expected to be cash settled (note 28(b))	352	—
Other	284	575
Accrued liabilities – current	$7,967	$5,659

Long term
Payroll related	$172	$161